Asset Retirement Provision (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of Asset Retirement Provision [Abstract]
Lease terms amount	$ 391,000
Present value	$ 319,000
Discount rate percentage	8.00%
Asset retirement provision	$ 80
Due maturity date	12 months